GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
GOODWILL AND INTANGIBLE ASSETS

(7) GOODWILL AND INTANGIBLE ASSETS

The following table presents the changes in goodwill:

	00,000,000	00,000,000
	December 31,
	2010	2011
Goodwill at the beginning of the year	31,950,019	61,060,783
Addition due to acquisitions	29,110,764	—

Goodwill at the end of the year	61,060,783	61,060,783

No impairment charge for goodwill was recorded for the years ended December 31, 2009, 2010 and 2011.

Intangible assets consist of the following:

	00,000,000	00,000,000
	December 31,
	2010	2011
Intangible assets with indefinite lives	3,600,000	3,600,000
Intangible assets with definite lives, net	2,255,467	1,708,267

Total intangible assets, net	5,855,467	5,308,267

For the years ended December 31, 2009, 2010 and 2011, no impairment charges for intangible assets were recorded.

The Group’s intangible assets with indefinite lives related to trade names acquired in the acquisitions of Yuanfang and Sunny China.

Intangible assets with definite lives from acquisitions consist of the following:

	00,000,000	00,000,000
	December 31,
	2010	2011
Customer lists	6,291,240	6,291,240
Trade names	120,000	120,000
Copyrights	192,000	192,000
Internet domain names	1,056,000	1,056,000
Less: accumulated amortization	(5,403,773)	(5,950,973)

Total intangible assets with definite lives, net	2,255,467	1,708,267

Useful lives of intangible assets with definite lives, in years	5	5

Amortization expense was RMB653,439, RMB642,453 and RMB547,200 for the years ended December 31, 2009, 2010 and 2011, respectively. The annual estimated amortization expense of the acquired intangible assets for each of the next five years is as follows:

Amortization
2012	547,200
2013	499,200
2014	458,667
2015	203,200
2016	—

Total	1,708,267